STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 4: STOCKHOLDERS’ EQUITY

As of March 31, 2014 and December 31, 2013, the Company had 55,399,839 and 53,239,369 shares of common stock issued and outstanding, respectively.

On January 30, 2014, the Company sold an aggregate of 666,667 units to two accredited investors for gross proceeds of $200,000 in the second closing of a private placement (the “Second Private Placement”). Placement fees were paid and the company received net proceeds of $181,537. The units in the Second Private Placement consisted of 666,667 shares of the Company’s common stock and warrants to purchase an additional 666,667 shares of the Company’s common stock.  The warrants in the Second Private Placement have a term of five years and an exercise price of $0.40 per share.

On February 3, 2014, the Company issued 44,307 shares of common stock valued at $13,292 and a five-year warrant to purchase 44,307 shares of common stock with a strike price of $0.40, volatility of 100% and a risk free rate of 1.44% and a fair value of $9,103, which was completely expensed in the current period. The warrant was issued to compensate for consulting services provided by a third-party. The shares were valued at the market price of the respective date of issuance.

On March 27, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation increasing the authorized number of shares of Company common stock to 250,000,000 from 100,000,000.

On March 28, 2014, the Company issued 49,496 shares of common stock pursuant to the cashless exercise of 100,000 options.

From January 1, 2014 through March 31, 2014, the Company also issued 100,000 shares of common stock for services for an expense of $28,500 with no future period amortization and 1,300,000 shares of common stock pursuant to exercise of warrants for total proceeds of $13,000. The shares were valued at the market price of the respective date of issuance.

NOTE 9: STOCKHOLDERS’ EQUITY

The total number of authorized shares of common stock that may be issued by the Company was 4,000,000 with a par value of $0.00001 per share. On August 17, 2012, the Company increased the total number of authorized shares of common stock to 100,000,000 shares, with a par value of $0.00001.

On August 17, 2012, in connection with the separation of the Company from CMG, the Company effectuated a forward split of its outstanding shares of common stock.  As a result, each outstanding share of common stock was forward split into 11.78299032 shares of the Company’s common stock, resulting in a total number of shares issued of 30,005,185.

As a result of the acquisition of AEAC (see note 14), $3,123,136 has been recorded into additional paid in capital since the transaction was accounted as merger of entities under common control. Also during 2012, AEAC paid $20,000 of the Company’s accounts payable and forgave the debt. This amount has been recorded into paid in capital.

On December 5, 2012, the Company received a Notice to Convert from its president, Mr. Nathaniel Bradley, in which Mr. Bradley requested that 100% of his debt be converted into the Company’s common stock at a price of $0.25 per share.  As a result, the debt in the amount of $1,296,715, which includes accrued interest in the amount of $875, was converted into 5,186,860 shares of the Company’s common stock on December 20, 2012, and the related Promissory Note was deemed paid in full. Accrued interest in the amount of $84,581 was considered forgiven due to this conversion.

On April 30, 2012, LVS agreed to sell its 50% membership interest in Empire to the Company for consideration of $10 and the sum of previous LVS capital contributions paid in cash to Empire. The non-controlling interest of $14,701 was then eliminated and Empire is now treated, as a 100% owned consolidated subsidiary.

During the year ended December 31, 2012, $11,309 was recognized was stock option expense. See note 11.

As of December 31, 2013 and December 31, 2012, the Company had 53,239,369 and 35,192,045 shares of common stock issued and outstanding, respectively.

On February 6, 2013, the Secured Promissory Note to CMGO Investors LLC was repaid in full. Payment consisted of cash payments of $200,000 of which $16,339 was interest and $183,661 was principal. The balance of the principal of $241,359 was repaid with the issuance of 1,998,402 common shares of the Company, which was 5.678562% of the outstanding shares on February 6, 2013.

In connection with the Merger that occurred March 22, 2013, the former holders of the AEAC Debentures received an aggregate of 5,871,752 shares of the Company’s common stock pursuant to their conversion of all of the AE Debentures issued to replace the AEAC Debentures totalling $1,400,200 of principal and $67,732 of interest. These shares were issued for the conversion of total principal and accrued interest on the former AE Debentures.

On April 5, 2013 the Company issued 200,000 shares of the Company’s common stock for services valued at $50,000. The shares were valued at the market price of the respective dates of issuance.

On September 10, 2013, the Company issued 142,500 common shares for the exercise of options and received proceeds of $37,188.

On October 10, 2013, the Company issued 42,250 common shares for the exercise of options and received proceeds of $10,562.

In the quarter ended June 30, 2013, pursuant to a private placement, the Company sold to a group of accredited investors 1,092,000 units for gross aggregate proceeds of $496,000 net of private placement cost of $39,100 and of which 100,000 of the units was for $50,000 of accounts payable to related party that was forgiven. Each unit consists of one share of the Company’s common stock and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.50 per share. The purchase price of each unit was $0.50. On August 8, 2013, the Company issued a total of 1,092,000 shares of its common stock in connection with the private placement subscriptions received through June 30, 2013. As of September 30, 2013, warrants to purchase up to a total of 1,092,000 shares of the Company’s common stock were to be issued in connection with the sale of units through the private placement (the “Private Placement”. These warrants will not be issued until the final closing of the Private Placement.

On November 25, 2013, the Company conducted a final closing of the Private Placement pursuant to which an additional 50,000 units were sold to an affiliate of a director. Each unit consisted of one share of the Company’s common stock and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.50 per share. The purchase price of each unit was $0.50 for a total of $25,000.

On December 23, 2013, the Company sold an aggregate of 10,088,336 units to 15 accredited investors for gross proceeds of $3,026,500 net of private placement cost of $276,408 in a separate private placement (the “Second Private Placement”).  The units in the Second Private Placement consisted of 10,088,336 shares of the Company’s common stock and warrants to purchase an additional 10,088,336 shares of the Company’s common stock, which warrants include warrants to purchase 952,564 shares of the Company’s common stock issued to the placement agent in connection with their services.  The warrants in the Second Private Placement are for a term of five years and have an exercise price of $0.40 per share.

During the year ended December 31, 2013, $199,000 of prinicpal balance and $25,000 acrued salary was converted to 746,667of the Company’s common stock along with warrant  to purchase 746,677 shares of the Company’s common stock. See Note 6.

On December 30, 2013, the Company completed the repurchase of 2,184,583 shares of the Company’s common stock owned by CMG which shares were transferred to the Company in January, 2014 and retired to treasury.  In connection, with the repurchase, the Company paid CMG $573,022 and forgave a $50,000 payable to the Company from an affiliate of CMG.

During the year ended December 31, 2013, 4,054,753 of the Company’s warrants were issued to convert $1,022,751 of accrued salary. See note 6 and 12.

During the year ended December 31, 2013, 41,872 of the Company’s warrants were issued to convert $51,000 of accounts payable. See note 12.

During the year ended December 31, 2013, $1,191,128 was recognized as stock option, warrant and PSU expense. See note 11, 12 and 13.